Document and Entity Information	Jul. 12, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001418091
Document Type	8-K
Document Period End Date	Jul. 12, 2022
Entity Registrant Name	Twitter, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36164
Entity Tax Identification Number	20-8913779
Entity Address, Address Line One	1355 Market Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	222-9670
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.000005 per share
Trading Symbol	TWTR
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE